Financial instruments and financial risk management - Disclosure of detailed information about financial liabilities (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Amortized Cost
Trade payables and accrued liabilities	$ 383,785	$ 312,981
Lease obligation	293,464	0
Total liabilities	$ 877,249	$ 312,981